Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Trade and Other Receivables [abstract]
Trade and Other Receivables

5.   Trade and Other Receivables

	December 31,	December 31,
	2019	2018
Trade receivables from concentrate sales	$33,642	$28,132
Advances and other receivables	2,419	3,179
Value added taxes recoverable	11,646	1,458
Accounts and other receivables	$47,707	$32,769

The Company’s trade receivables from concentrate sales are expected to be collected in accordance with the terms of the existing concentrate sales contracts with its customers. No amounts were past due as at December 31, 2019 and 2018.